Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2011
Supplemental Cash Flow Information [Abstract]
Changes in operating assets and liabilities

	Year Ended	Year Ended	Year Ended
	December 31, 2011	December 31, 2010	December 31, 2009
	$	$	$
Accounts receivable	(68,914)	(21,820)	64,886
Prepaid expenses and other assets	(8,225)	12,719	35,006
Accounts payable	12,216	(11,002)	(2,731)
Accrued and other liabilities	(19,424)	65,518	26,240
Other long-term liabilities	—	—	25,254

	(84,347)	45,415	148,655